INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 15,228,689		$ 21,606,463
Acquisition costs of operating limited partnerships	1,938,349		2,958,280
Cumulative distributions from operating limited partnerships	(15,231)		(162,887)
Cumulative impairment loss in investments in operating limited partnerships	(1,350,529)		(2,314,771)
Cumulative losses from operating limited partnerships	(15,801,278)		(22,087,085)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(139,775)		(139,775)
The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(259,784)		(264,054)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	311,421		514,213
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(20,593,550)		(23,128,112)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	220,470		260,175
Cumulative impairment loss in investments in operating limited partnerships	1,350,529		2,314,771
Other	294,918		467,263
Equity per operating limited partnerships' combined financial statements	(18,815,771)	$ (18,815,771)	(19,975,519)	$ (19,975,519)
Series Seven [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Nine [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,568,434		2,881,634
Acquisition costs of operating limited partnerships	383,062		439,410
Cumulative distributions from operating limited partnerships	(1,303)		(6,471)
Cumulative impairment loss in investments in operating limited partnerships	(151,618)		(151,618)
Cumulative losses from operating limited partnerships	(2,798,575)		(3,162,955)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(23,731)		(24,042)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,615,838)		(3,765,371)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	21,064		26,232
Cumulative impairment loss in investments in operating limited partnerships	151,618		151,618
Other	86,866		102,475
Equity per operating limited partnerships' combined financial statements	(3,380,021)	(3,380,021)	(3,509,088)	(3,509,088)
Series Ten [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	1,822,910		2,534,511
Acquisition costs of operating limited partnerships	99,287		224,951
Cumulative distributions from operating limited partnerships	0		(30,409)
Cumulative impairment loss in investments in operating limited partnerships	(80,832)		(252,659)
Cumulative losses from operating limited partnerships	(1,841,365)		(2,476,394)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,630,032)		(2,653,102)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	17,930		17,930
Cumulative impairment loss in investments in operating limited partnerships	80,832		252,659
Other	80,221		106,885
Equity per operating limited partnerships' combined financial statements	(2,451,049)	(2,451,049)	(2,275,628)	(2,275,628)
Series Eleven [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	3,449,960		5,266,357
Acquisition costs of operating limited partnerships	422,343		727,835
Cumulative distributions from operating limited partnerships	(11,730)		(54,407)
Cumulative impairment loss in investments in operating limited partnerships	(34,628)		(282,491)
Cumulative losses from operating limited partnerships	(3,825,945)		(5,657,294)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)		(6,867)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,489,063)		(5,203,502)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	97,634		101,163
Cumulative impairment loss in investments in operating limited partnerships	34,628		282,491
Other	185,978		383,351
Equity per operating limited partnerships' combined financial statements	(4,177,690)	(4,177,690)	(4,443,364)	(4,443,364)
Series Twelve [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,299,666		2,830,174
Acquisition costs of operating limited partnerships	255,055		344,161
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		(62,060)
Cumulative losses from operating limited partnerships	(2,554,721)		(3,112,275)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(13,270)		(17,229)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	115,443		130,802
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,748,794)		(3,720,151)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	69,183		73,881
Cumulative impairment loss in investments in operating limited partnerships	0		62,060
Other	571		14,341
Equity per operating limited partnerships' combined financial statements	(3,576,867)	(3,576,867)	(3,456,296)	(3,456,296)
Series Fourteen [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,087,719		8,093,787
Acquisition costs of operating limited partnerships	778,602		1,221,923
Cumulative distributions from operating limited partnerships	(2,198)		(71,600)
Cumulative impairment loss in investments in operating limited partnerships	(1,083,451)		(1,565,943)
Cumulative losses from operating limited partnerships	(4,780,672)		(7,678,167)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(139,775)		(139,775)
The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(215,916)		(215,916)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	195,978		383,411
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,109,823)		(7,785,986)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	14,659		40,969
Cumulative impairment loss in investments in operating limited partnerships	1,083,451		1,565,943
Other	(58,718)		(139,789)
Equity per operating limited partnerships' combined financial statements	$ (5,230,144)	$ (5,230,144)	$ (6,291,143)	$ (6,291,143)